Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Mr. Tse Shing Fung [Member]
Due to related parties
Due to related parties		$ 987,809	$ 1,559,202
Mr. Tse Tsz Tun [Member]
Due to related parties
Due to related parties		987,808	1,559,201
Related Party [Member]
Due to related parties
Due to related parties	[1]	$ 1,975,617	$ 3,118,403

[1]	The balance represented the advances to the directors. The amount was unsecured, interest-free and repayable on demand.